Share-based Compensation	6 Months Ended
Jun. 30, 2017
Share based Compensation
Share-based compensation

14. Share‑based Compensation

(i) Share‑based Compensation of the Company

A summary of the Company’s share option activity and related information is as follows:

			Weighted-average
	Number of	Weighted-average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding as at January 1, 2016	442,365	5.16
Granted	693,686	19.70
Exercised	(92,705)	3.54
Lapsed	(3,750)	6.10
Outstanding as at December 31, 2016	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(31,381)	4.40
Lapsed	(4,375)	6.10
Outstanding as at June 30, 2017	1,153,840	17.41	6.78	21,595
Vested and expected to vest as at December 31, 2016	1,039,596	15.00	6.77	7,900
Vested and exercisable as at December 31, 2016	767,376	14.64	6.66	6,106
Vested and expected to vest as at June 30, 2017	1,153,840	17.41	6.78	21,595
Vested and exercisable as at June 30, 2017	760,995	15.23	6.28	15,900

On March 27, 2017, the Company granted 150,000 share options to participating directors and employees. The share options are subject to a four-year vesting schedule, which 25% vests upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. In determining the fair value of share options granted, the following assumptions were used in the Polynomial model for awards granted in the period indicated:

Grant date
March 27, 2017
Value of each share option	£12.69
Significant inputs into the valuation model:
Exercise price	£31.05
Share price at effective date of grant	£31.05
Expected volatility	36.30%
Risk-free interest rate	1.17%
Contractual life of share options	10 years
Expected dividend yield	0%

The following table summarizes the Company’s share option values:

	Six Months Ended
	June 30,
	2017	2016
Weighted-average grant-date fair value of share options granted during the period (in £ per share)	12.69	8.83
Total intrinsic value of share options exercised in US$’000	1,049	775

The Company recognizes compensation expense for only the portion of options expected to vest, on a graded vesting approach over the requisite service period. The following table presents share‑based compensation expense included in the Group’s condensed consolidated statements of operations:

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Research and development expenses	565	965

As of June 30, 2017, the total unrecognized compensation cost was US$2,268,000, net of estimated forfeiture rates, and will be recognized on a graded vesting approach over the weighted‑average remaining service period of 3.5 years.

Cash received from option exercises under the share option plan for the six months ended June 30, 2017 and 2016 was approximately US$174,000 and US$145,000 respectively. The Company will issue new shares to satisfy share options exercises.

(ii) Share‑based Compensation of a Subsidiary

No share options have been granted under the share option scheme of a subsidiary for the six months ended June 30, 2017 and 2016. On June 15, 2016, 1,187,372 share options were cancelled, and thereafter, no share options are outstanding.  For the six months ended June 30, 2017 and 2016, US$99,000 and US$195,000 respectively of share-based compensation expense was recognized to research and development expense for cash consideration payable related to prior share option modifications. As at June 30, 2017, the total unrecognized compensation costs was approximately US$81,000 over the remainder of the year.

(iii) Long-term Incentive Plan (“LTIP”)

On March 15, 2017, the Company granted awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the “Ordinary Shares”) to be purchased by a trustee consolidated by the Company (the “Trustee”) up to a maximum cash amount of US$17.8 million in aggregate that stipulate annual performance targets. Shares under such LTIP awards will cover each financial year from 2017 to 2019. The annual performance target determination date is two business days after the announcement of the Group’s annual results for the covered financial year and vesting occurs after the announcement of the following financial year.

Additionally, on March 15, 2017, the Company granted awards under the LTIP to participating directors and employees, giving them a conditional right to receive Ordinary Shares to be purchased by the Trustee up to a maximum cash amount of US$353,000 in aggregate that do not stipulate performance targets.  Shares under such LTIP awards will vest one business day after the publication of the annual report for the 2017 financial year.

The Trustee purchases and holds Ordinary Shares on behalf of the LTIP grantee until they are vested.  The Trustee’s assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. As at June 30, 2017, the number of Ordinary Shares of the Company purchased and held by the Trustee is as follows:

	Number of treasury shares	Cost in US$’000
As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Distributed	(42,038)	(1,800)
As at June 30, 2017	55,978	1,957

For the six months ended June 30, 2017, US$1,800,000 and US$58,000 of the LTIP awards have been vested and forfeited respectively.

The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Research and development expenses	691	409
Administrative expenses	578	377
	1,269	786
Recorded with a corresponding credit to:
Liability	594	166
Additional paid-in capital	675	620
	1,269	786

For the six months ended June 30, 2017 and 2016, US$451,000 and US$64,000 was reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at June 30, 2017 and December 31, 2016, US$499,000 and US$356,000 was recorded as liability respectively for LTIP awards prior to the determination date.

As at June 30, 2017, the total unrecognized compensation cost was approximately US$7,108,000, which considers expected performance targets and the amount expected to vest, and will be recognized over the requisite period.